GOODWILL AND PURCHASED INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Schedule of the amortization of intangible assets associated with the acquisition

	Amortizable intangible assets		Unamortizable intangible assets
	Technology Platform	Non-compete Agreements
			Domain Name	Total
	(in thousands)
December 31, 2011
Gross	$4,708	$247	$115	$5,070
Accumulated amortization	(1,373)	(72)	—	(1,445)

Net	3,335	175	115	3,625

December 31, 2012
Gross	4,708	247	160	5,115
Accumulated amortization	(1,863)	(98)	—	(1,961)
Effect of iTV deconsolidation	(2,845)	(149)	(160)	(3,154)

Net	—	—	—	—

December 31, 2013
Gross	—	—	—	—
Accumulated amortization	—	—	—	—

Net	$—	$—	$—	$—